Note 6 - Related Party Transactions (Details Textual) - USD ($) xbrli-pure in Thousands	Aug. 06, 2017	Jan. 21, 2016	Mar. 31, 2015	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Notes Payable, Related Parties, Current				$ 154,653	$ 154,653	$ 120,214
Vice President [Member]
Related Party Transaction, Amounts of Transaction	$ 119,713		$ 150,000
Related Party Transaction, Rate	0.00%		0.00%
Related Party Transaction, Term	1 year
Consultant [Member]
Related Party Transaction, Amounts of Transaction		$ 35,000
Related Party Transaction, Rate		0.00%
Notes Payable, Related Parties, Current				$ 35,000